Description of Organization and Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Description of Organization and Business Operations [Abstract]
Description of Organization and Business Operations

Note 1 — Description of Organization and Business Operations

Achari Ventures Holdings Corp. I (the “Company”) was incorporated in Delaware on January 25, 2021. The Company is a blank check company formed for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (a “Business Combination”).

The Company is not limited to a particular industry or geographic region for purposes of consummating an initial Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of March 31, 2024, the Company had not commenced any operations. All activity through March 31, 2024 relates to the Company’s formation, its initial public offering (“Initial Public Offering”), and, subsequent to the Initial Public Offering, identifying a target company for an initial Business Combination. The Company will not generate any operating revenues until after the completion of an initial Business Combination, at the earliest. The registration statement for the Company’s Initial Public Offering was declared effective on October 14, 2021. On October 19, 2021, the Company consummated the Initial Public Offering of 10,000,000 units (“Units”), each of which consisted of one warrant and one share of Common Stock (the “Public Shares”) at $10.00 per Unit, generating gross proceeds of $100,000,000, which is discussed in Note 3. The Company has selected December 31 as its fiscal year end.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 7,133,333 warrants (“Private Placement Warrants”) at a price of $0.75 per Private Placement Warrant in a private placement to the Company’s sponsor, Achari Sponsor Holdings I LLC (the “Sponsor”), for gross proceeds of $5,350,000, which is described in Note 4.

Offering costs for the Initial Public Offering amounted to $6,101,730, consisting of $2,000,000 of underwriting fees, $3,500,000 of deferred underwriting fees payable (which are held in the Trust Account (as defined below)) and $601,730 of other costs. As described in Note 6, the $3,500,000 of deferred underwriting fee payable is contingent upon the consummation of an initial Business Combination, as further described in the underwriting agreement entered into in connection with the Initial Public Offering.

Following the closing of the Initial Public Offering, $101,500,000 ($10.15 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement Warrants was placed in a trust account (the “Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of an initial Business Combination and (ii) the distribution of the Trust Account, as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating an initial Business Combination. There is no assurance that the Company will be able to complete an initial Business Combination successfully. The Company must complete one or more Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete an initial Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance the Company will be able to successfully effect an initial Business Combination.

The Company will provide the holders of the outstanding Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of an initial Business Combination either (i) in connection with a stockholder meeting called to approve the initial Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of an initial Business Combination or conduct a tender offer will be made by the Company. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.15 per Public Share, plus any pro rata interest then in the Trust Account, net of taxes payable). There will be no redemption rights with respect to the Company’s warrants.

All of the Public Shares contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with the Company’s initial Business Combination and in connection with certain amendments to the Company’s Fifth Amended and Restated Certificate of Incorporation (as defined below). In accordance with ASC 480-10-S99, redemption provisions not solely within the control of a company require Common Stock subject to redemption to be classified outside of permanent equity. Given that the Public Shares were issued with other freestanding instruments (i.e., Public Warrants (as defined in Note 3)), the initial carrying value of Common Stock classified as temporary equity was the allocated proceeds determined in accordance with Accounting Standards Codification (“ASC”) 470-20. The Common Stock is subject to ASC 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either (i) accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or (ii) recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company elected to recognize the changes immediately. While redemptions cannot cause the Company’s net tangible assets to fall below $5,000,001, the Public Shares are redeemable and are classified as such on the condensed consolidated balance sheets until such date that a redemption event takes place.

Redemptions of the Company’s Public Shares may be subject to the satisfaction of conditions, including minimum cash conditions, pursuant to an agreement relating to the Company’s initial Business Combination. If the Company seeks stockholder approval of the initial Business Combination, the Company will proceed with an initial Business Combination if a majority of the shares voted are voted in favor of the initial Business Combination, or such other vote as required by law or stock exchange rule. If a stockholder vote is not required by applicable law or stock exchange listing requirements and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its Fifth Amended and Restated Certificate of Incorporation, conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”) and file tender offer documents with the SEC prior to completing an initial Business Combination. If, however, stockholder approval of the transaction is required by applicable law or stock exchange listing requirements, or the Company decides to obtain stockholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with an initial Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of approving an initial Business Combination. Additionally, each Public Stockholder may elect to redeem their Public Shares without voting, and if they do vote, irrespective of whether they vote for or against the proposed transaction.

Notwithstanding the foregoing, the Fifth Amended and Restated Certificate of Incorporation provides that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Common Stock sold in the Initial Public Offering, without the prior consent of the Company.

The Company’s Sponsor, officers and directors (the “Initial Stockholders”) agreed not to propose an amendment to the Fifth Amended and Restated Certificate of Incorporation that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete an initial Business Combination, unless the Company provides the Public Stockholders with the opportunity to redeem their shares of Common Stock in conjunction with any such amendment.

If the Company is unable to complete an initial Business Combination by July 19, 2024 (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than 10 business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to us to pay taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining stockholders and our board of directors, dissolve and liquidate, subject in each case to obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. In such case, Public Stockholders may only receive $10.15 per share (the amount originally deposited in the Trust Account upon the consummation of the Initial Public Offering) and the warrants will expire worthless. In certain circumstances, Public Stockholders may receive less than $10.15 per share (the amount originally deposited in Trust Account upon the consummation of the Initial Public Offering) on the redemption of their shares.

The Initial Stockholders agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete an initial Business Combination within the Combination Period in connection with the consummation of the Initial Public Offering. However, if the Initial Stockholders decide to acquire Public Shares in addition to their Founder Shares, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete an initial Business Combination within the Combination Period. The underwriters agreed to waive their rights to its deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete an initial Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including the Trust Account assets) will be only $10.15 per shares held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Business Combination Agreement with Vaso Corporation

Business Combination Agreement

The Company entered into a business combination agreement (the “Vaso Business Combination Agreement”), dated as of December 6, 2023, with Vaso Corporation, a Delaware corporation (“Vaso”), and Achari Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of Achari (“Merger Sub”). The Vaso Business Combination Agreement provides, among other things, that on the terms and subject to the conditions set forth therein, Merger Sub will merge with and into Vaso (the “Merger”), with Vaso surviving as a wholly-owned subsidiary of the Company (the “Surviving Company”). Upon the closing of the Vaso Business Combination Agreement (the “Closing”), it is anticipated that the Company will change its name to “Vaso Holding Corporation” (or an alternative name chosen by Vaso and reasonably acceptable to the Company).

The Merger and the other transactions contemplated by the Vaso Business Combination Agreement are hereinafter referred to collectively as the “Vaso Business Combination.”

The Vaso Business Combination Agreement and the transactions contemplated thereby were approved by the boards of directors of each of the Company, Vaso and Merger Sub.

In connection with the Vaso Business Combination, the Company filed a registration statement on Form S-4 with the Securities and Exchange Commission (the “SEC”) on January 8, 2024 (Registration No. 333-276422) (the “Registration Statement”). On February 2, 2024, the Company received a comment letter from the SEC regarding the Registration Statement. The Company responded to the SEC’s comment letter and amended the Registration Statement on February 14, 2024, accordingly. On March 8, 2024, the Company received a second comment letter from the SEC regarding the Registration Statement. The Company responded to the SEC’s comment letter and amended the Registration Statement on April 9, 2024, accordingly. On April 22, 2024, the Company received a third comment letter from the SEC regarding the Registration Statement. The Company responded to the SEC’s comment letter and amended the Registration Statement on April 30, 2024, accordingly. On May 9, 2024, the Company received a fourth comment letter from the SEC regarding the Registration Statement. For additional information regarding the Vaso Business Combination, please see the Registration Statement, as amended.

Consideration and Structure

In accordance with the terms and subject to the conditions of the Vaso Business Combination Agreement, at the effective time of the Merger (the “Effective Time”), (i) each share of capital stock of Merger Sub issued and outstanding immediately prior to the Effective Time shall be automatically cancelled and extinguished and converted into one share of common stock, par value $0.01 per share, of the Surviving Company; and (ii) each share of common stock, par value $0.001 per share, of Vaso (each, a “Vaso Share”) (excluding any dissenting shares and any Vaso Shares held immediately prior to the Effective Time by Vaso as treasury stock) issued and outstanding as of immediately prior to the Effective Time shall be automatically cancelled and extinguished and converted into the right to receive a number of shares of the Company’s Common Stock, par value $0.0001 per share (the “Achari Shares”), in accordance with an exchange ratio equal to (i) the quotient of (a) $176,000,000, divided by (b) the fully-diluted shares of Vaso common stock outstanding on the date of the calculation, divided by (ii) $10.00. The Vaso Business Combination is expected to close in the second quarter of 2024, following the receipt of the required approval by the stockholders of the Company and Vaso.

Representations and Warranties; Covenants

The parties to the Vaso Business Combination Agreement have agreed to customary representations and warranties for transactions of this type. In addition, the parties to the Vaso Business Combination Agreement agreed to be bound by certain customary covenants for transactions of this type, including, among others, covenants with respect to the conduct of the Company, Vaso and their respective subsidiaries during the period between execution of the Vaso Business Combination Agreement and Closing. The representations, warranties, agreements and covenants of the parties set forth in the Vaso Business Combination Agreement will terminate at Closing, except for those covenants and agreements that, by their respective terms, contemplate performance after Closing. Each of the parties to the Vaso Business Combination Agreement has agreed to use its reasonable best efforts to take or cause to be taken all actions and things necessary to consummate the Vaso Business Combination.

Conditions to Closing

The obligations of the Company and Vaso to consummate the Vaso Business Combination are subject to the fulfillment or waiver of certain closing conditions, including, but not limited to: (i) no order or law issued by any court of competent jurisdiction or other governmental entity or other legal restraint or prohibition preventing the consummation of the transactions contemplated by the Vaso Business Combination Agreement being in effect; (ii) the approval and adoption of the Vaso Business Combination Agreement and the transactions contemplated thereby by the requisite vote of the Company’s and Vaso’s stockholders; (iii) the registration statement/proxy statement to be filed by the Company relating to the Vaso Business Combination Agreement and the Vaso Business Combination becoming effective in accordance with the provisions of the Securities Act, no stop order being issued by the SEC and remaining in effect with respect to the registration statement/proxy statement to be filed by the Company relating to the Vaso Business Combination Agreement and the Vaso Business Combination, and no proceeding seeking such a stop order being threatened or initiated by the SEC and remaining pending; (iv) the Certificate of Merger having been accepted for filing by the Secretary of State of the State of Delaware; and (v) the absence of the occurrence of a material adverse effect on the part of the Company and/or Vaso.

Termination

The Vaso Business Combination Agreement may be terminated under customary and limited circumstances prior to the Closing, including, but not limited to: (i) by mutual consent of the Company and Vaso; (ii) by either the Company or Vaso if there is a law or governmental order in effect prohibiting the Vaso Business Combination; provided that this right shall not be available to the party whose breach of any of its representations, warranties, covenants or agreements under the Vaso Business Combination Agreement results in or is the primary cause of such law or governmental order; and (iii) by either the Company or Vaso if the Merger is not consummated on or before May 30, 2024, which date shall be extended automatically for up to thirty (30) days to the extent the parties to the Vaso Business Combination Agreement are continuing to work in good faith toward the Closing.

The foregoing description of the Vaso Business Combination Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of the Vaso Business Combination Agreement, a form of which is attached as Exhibit 2.1 to the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission on March 29, 2024, and the terms of which are incorporated herein by reference.

The Vaso Business Combination Agreement contains representations, warranties and covenants that the respective parties thereto made to each other as of the date of such agreement or other specific dates. The assertions embodied in those representations, warranties and covenants were made for purposes of the agreement among such parties and are subject to important qualifications and limitations agreed to by such parties in connection with negotiating such agreement. The representations, warranties and covenants in the Vaso Business Combination Agreement are also modified in important part by the underlying disclosure schedules, which are not filed publicly, and which are subject to a contractual standard of materiality different from that generally applicable to stockholders, and which were used for the purpose of allocating risk among the parties rather than establishing matters as facts. The Company and Vaso believe that these disclosure schedules do not contain information that is material to an investment or voting decision.

Other Agreements

Sponsor Letter Agreement

The Vaso Business Combination Agreement contemplates that, at or prior to the Closing, the Sponsor, will enter into a Sponsor Letter Agreement with the Company, Vaso and the other parties thereto (the “BCA Sponsor Letter Agreement”), which (among other things) outlines the transfer of Founder Shares and Private Placement Warrants by the Sponsor to the Company, and also provides for guidelines of restrictions and agreements regarding voting, redemption and disposition of these securities. Pursuant to the BCA Sponsor Letter Agreement, the Sponsor is to return 1,750,000 Founder Shares and 6,133,000 Private Placement Warrants to the Company at the time of the initial Business Combination. The agreement also includes representations and warranties by the parties involved and conditions for termination in compliance with the Vaso Business Combination Agreement.

The foregoing description of the BCA Sponsor Letter Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of the BCA Sponsor Letter Agreement, a form of which is attached as Exhibit 10.1 to the Annual Report, and the terms of which are incorporated herein by reference.

Put Option Agreement

The Vaso Business Combination Agreement contemplates that, simultaneously with the Closing, the Sponsor, the Company and Vaso will enter into a Put Option Agreement (the “Put Option Agreement”), which (among other things) governs the transfer and exercise of put options for certain shares and provides a framework for the transfer and exercise of these put options, outlining specific conditions and procedures for their exercise. The Sponsor will then gain the right to put up to 750,000 Class A Common Stock, par value $0.0001 per share, of the post-Vaso Business Combination company at $8.00 per share (the “Achari Put Options”). If the Closing occurs, then Vaso shall pay, or cause to be paid up to $4,500,000 of all Unpaid SPAC Expenses (as defined in the Vaso Business Combination Agreement). If Vaso pays, or causes to be paid, between $2,250,000 and $4,500,000 of Unpaid SPAC Expenses, then (i) the number of shares subject to the Achari Put Options shall be reduced by a number of shares equal to the quotient of the excess amount divided by $8.00 and (ii) the number of shares that the holder of such Achari Put Options is to maintain as a result of the BCA Sponsor Letter Agreement shall be reduced from 750,000 by a number of shares equal to the quotient of the Additional Unpaid SPAC Expenses Amount (as defined in the Put Option Agreement) divided by $8.00. Additionally, the Vaso Working Capital Agreement revised the form of the Put Option Agreement by providing that, although Vaso could still terminate the Business Combination Agreement if Unpaid SPAC Expenses exceeded $4,500,000, if the Business Combination Agreement were not terminated then (i) the number of shares subject to the Achari Put Options shall be reduced by a number of shares equal to the quotient of the excess amount over $4,500,000 divided by $5.00 and (ii) the number of shares that the holder of such options is to maintain as a result of the Sponsor Letter Agreement shall be further reduced by a number of shares equal to the quotient of the excess amount over $4,500,000 divided by $5.00. The holders of such Achari Put Options may exercise them in certain periods: the initial put exercise period, which shall begin 12 months after the consummation of the initial Business Combination and end three months thereafter, and the second put exercise period, which shall begin three months after the start of the initial put exercise period and end three months thereafter. During these periods, they can sell up to 50% of the Achari Put Option shares to the Company, with unexercised options expiring at the end of each period. The Sponsor retains sole responsibility for any cash proceeds resulting from exercising these Achari Put Options. If market conditions permit, (i) the holders of the Achari Put Option shares may sell these shares prior to the expiration of the lock-up period described in the Put Option Agreement, and (ii) the post-Vaso Business Combination company may require the mandatory sale to the post-Vaso Business Combination company of Achari Put Option shares.

The foregoing description of the Put Option Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of the Put Option Agreement, a form of which is attached as Exhibit 10.2 to the Annual Report, and the terms of which are incorporated herein by reference.

Amended and Restated Registration Rights Agreement

The Vaso Business Combination Agreement contemplates that, simultaneously with the Closing, the Company and certain security holders and/or executive officers and directors of the Company and Vaso will enter into an Amended and Restated Registration Rights Agreement (the “Amended and Restated Registration Rights Agreement”), which serves to register certain shares, such as Founder Shares and common shares underlying the Private Placement Warrants, for resale under the Securities Act. Such agreement details provisions for shelf registrations, including the filing of Registration Statements (Form S-1 Shelf or Form S-3 Shelf), maintaining shelf effectiveness, amendments and subsequent registrations for resale of registrable securities. Additionally, such agreements outline the Company’s obligations to facilitate the disposition of registrable securities, including preparing registration statements, obtaining qualifications under securities laws, ensuring prospectus accuracy, and indemnifying holders against losses arising from any inaccuracies in the offering documents.

The foregoing description of the Amended and Restated Registration Rights Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of the Amended and Restated Registration Rights Agreement, a form of which is attached as Exhibit 10.3 to the Annual Report, and the terms of which are incorporated herein by reference.

Lockup Agreement

In connection with the Closing, certain security holders of the Company and Vaso will enter into a Lockup Agreement (the “Lockup Agreement”), pursuant to which (among other things), such security holders will be subject to a proposed 365-day lock-up period, during which such holders irrevocably agree they will not (i) transfer, offer, sell, contract or agree to sell, pledge, assign, hypothecate, grant any option to purchase or otherwise dispose of, directly or indirectly, any shares of the Company’s capital stock, enter into a transaction that would have the same effect or enter into any swap, hedge or other arrangement that transfers, in whole or in part, any of the economic consequences of ownership of any such shares, whether any of these transactions are to be settled by delivery of any such shares, in cash or otherwise, publicly disclose the intention to enter into a transaction specified or similar to the foregoing, or engage in any Short Sales (as defined therein) with respect to any security of the Company. The Put Option Agreement provides a leak out from the lock-up in limited circumstances based on market conditions.

The foregoing description of the Lockup Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of the Lockup Agreement, a form of which is attached as Exhibit 10.4 to the Annual Report, and the terms of which are incorporated herein by reference.

Director Indemnification Agreements

In connection with the Closing, each of the individuals designated to be members of the board of directors of the Company will enter into a Director Indemnification Agreement with the Company (collectively, the “Director Indemnification Agreements,” and each, a “Director Indemnification Agreement”).

The foregoing description of the Director Indemnification Agreements does not purport to be complete and is qualified in its entirety by the terms and conditions of the Director Indemnification Agreement, a form of which is attached as Exhibit 10.5 to the Annual Report, and the terms of which are incorporated herein by reference.

Vaso Support Agreement

Concurrently with the execution of the Vaso Business Combination Agreement, the Company, Vaso and certain security holders of Vaso have entered into support agreements committing them to vote in favor of the Vaso Business Combination (the “Support Agreements”), pursuant to which such security holders agreed to, among other things, (i) waive any appraisal rights or dissenter rights in connection with the Vaso Business Combination, and (ii) consent to and vote in favor of the Vaso Business Combination Agreement and the transactions contemplated thereby (including the Vaso Business Combination).

The foregoing description of the Support Agreements is subject to and qualified in its entirety by reference to the full text of the Support Agreement, a copy of which is attached as Exhibit 10.6 to the Annual Report, and the terms of which are incorporated herein by reference.

Extension of Deadline to Consummate an Initial Business Combination

On December 22, 2022, the Company reconvened a special meeting of the Company’s shareholders (the “December 2022 Special Meeting”), which had initially been adjourned on December 19, 2022. At the reconvened December 2022 Special Meeting, the Company’s shareholders approved (i) an amendment to the Company’s then-existing amended and restated certificate of incorporation, which amended an option included in the Company’s then-existing amended certificate of incorporation, and which had provided the Company the ability to extend the deadline by which the Company must consummate an initial Business Combination by up to three months, or from January 19, 2023 to April 19, 2023, to instead provide for an extension to consummate an initial Business Combination by up to six months, or from January 19, 2023 to July 19, 2023 (the “Original Amended Extended Date”) and (ii) an amendment to the Company’s Investment Management Trust Agreement to provide that the Company may extend the time period to complete an initial Business Combination up to and until the Original Amended Extended Date on a monthly basis, by, at the Company’s option, depositing into the Company’s Trust Account the lesser of (x) $100,000 and (y) $0.05 for each share of the Company’s Common Stock which remains outstanding as of the date of such monthly deposit (the “Original Monthly Extension Option”). The Original Monthly Extension Option was exercisable by the Company in six single-month increments. As of June 15, 2023, the Company had exercised each of the six Original Monthly Extension Options available to it.

On July 12, 2023, the Company’s shareholders approved at a special meeting of the Company’s shareholders (the “July Special Meeting”) (i) an amendment to the Company’s then-existing amended and restated certificate of incorporation, which amended an option included in the Company’s then-existing amended and restated certificate of incorporation that provided the Company the ability to extend the deadline by which the Company must consummate an initial Business Combination by up to six months, or from January 19, 2023 to July 19, 2023 (the “Second Amended Extended Date”), to instead provide for an extension to consummate an initial Business Combination by up to an additional six months, or from July 19, 2023 to January 19, 2024, and (ii) an amendment to the Company’s Amended and Restated Investment Management Trust Agreement to provide that the Company may extend the time period to complete an initial Business Combination up to and until the Second Amended Extended Date on a monthly basis, at the Company’s option, by depositing into the Company’s Trust Account the lesser of (x) $100,000 and (y) $0.05 for each share of the Company’s Common Stock which remains outstanding as of the date of such monthly deposit (the “July 2023 Monthly Extension Option”). The July 2023 Monthly Extension Option is exercisable by the Company in six single-month increments.

On July 17, 2023, the Sponsor transferred 927,600 shares of Common Stock issued by the Company to the Sponsor (the “Founder Shares”) to certain members of the Sponsor. As a result of such transfer, as of July 17, 2023, 1,572,400 Founder Shares were held directly by the Sponsor and 927,600 Founder Shares were held directly by certain members of the Sponsor.

On December 18, 2023, the Company held a special meeting in lieu of an annual meeting of the Company’s shareholders (the “December 2023 Special Meeting”). At the Special Meeting, the Company’s shareholders approved (i) a proposal (the “December 2023 Charter Amendment Proposal”) to amend the Company’s Fourth Amended and Restated Certificate of Incorporation to revise the Company’s then existing extension option, which provided that the Company had the option of extending the period by which it must consummate an initial Business Combination by up to 12 months, from the original expiration date of January 19, 2023 (the “Original Expiration Date”), to January 19, 2024 (the “Second Amended Extended Date”), to instead provide that the Company will have the option to extend the period by which it must consummate an initial Business Combination by an additional six months, from the Second Amended Extended Date, or from January 19, 2024, to July 19, 2024 (the “Third Amended Extended Date”), with such extension option exercisable in six single-month increments (each such monthly extension option, a “Monthly Extension Option”), for an additional six-month aggregate total extension period if each Monthly Extension Option is exercised, and with each such Monthly Extension Option exercisable upon five calendar days’ advance notice prior to the applicable monthly deadline (such deadline for exercising each such Monthly Extension Option being the 19th calendar day of each month); (ii) a proposal (the “Redemption Limitation Amendment Proposal”) to amend the Company’s Fourth Amended and Restated Certificate of Incorporation to eliminate a limitation therein providing that the Company shall not redeem Public Shares (as defined below) to the extent that such redemption would cause the Company’s net tangible assets to be less than $5,000,001 following any such redemptions (the “Redemption Limitation”), in order to allow the Company to redeem Public Shares irrespective of whether the amount of such redemptions would breach the Redemption Limitation if the Company so chooses in its sole discretion; and (iii) a proposal (the “Trust Amendment Proposal”) to amend the Company’s Second Amended and Restated Investment Management Trust Agreement, dated July 12, 2023, by and between the Trustee and the Company (the “Second Amended and Restated Investment Management Trust Agreement”), to provide that the Second Amended Extended Date provided for in the Second Amended and Restated Investment Management Trust Agreement, upon which assets held in the Trust Account established in connection with the Company’s Initial Public Offering will be liquidated if it has not consummated an initial Business Combination, may be extended, at the Company’s option, and on a monthly basis, pursuant to the exercise of Monthly Extension Option(s), up to and until the Third Amended Extended Date of July 19, 2024; provided that, in order to exercise a single Monthly Extension Option, the Company must deposit into the Trust Account the lesser of (x) $100,000 and (y) $0.04 for each share of Common Stock included in the Units which were sold in the Initial Public Offering and which remain outstanding on the date of such deposit. The Company entered into the Third Amended and Restated Investment Management Trust Agreement (the “Third Amended and Restated Trust Agreement”) on December 19, 2023 with Continental Stock Transfer & Trust Company. The Company’s Fifth Amended and Restated Certificate of Incorporation (the “Fifth Amended and Restated Certificate of Incorporation”) was deemed effective on December 19, 2023 and was promptly filed with the Delaware Secretary of State.

On April 15, 2024, the Company notified the Trustee that it was extending the time available to the Company to consummate its initial Business Combination, from April 19, 2024 to May 19, 2024 (the “Fourth Extension”), pursuant to and in accordance with the terms of the Company’s Fifth Amended and Restated Certificate of Incorporation and the Third Amended and Restated Trust Agreement. The Fourth Extension is the fourth of up to six (6) Monthly Extension Options permitted under the Company’s Fifth Amended and Restated Certificate of Incorporation and Third Amended and Restated Trust Agreement.

Pursuant to the terms of the Company’s Fifth Amended and Restated Certificate of Incorporation and Third Amended and Restated Trust Agreement, on April 18, 2024, with respect to the exercise of the Fourth Extension, the Company deposited $22,038 into the Company’s Trust Account in connection with the exercise of the Fourth Extension. Such deposit with respect to the Fourth Extension was made using funds held outside of the Company’s Trust Account and available to the Company to fund working capital requirements.

Risks and Uncertainties

Management is continuing to evaluate the impact of the COVID-19 pandemic and the Company has concluded that while it is reasonably possible that COVID-19 could have a negative effect on identifying a target company for a Business Combination, the specific impact is not readily determinable as of the date of the condensed consolidated financial statements. Additionally, in February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy is not determinable as of the date of these financial statements, and the specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these condensed consolidated financial statements. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

In order to mitigate the current uncertainty surrounding the implementation of the Inflation Reduction Act of 2022, the Company has decided that in the event that the Proposals are approved and implemented as described in the Definitive Proxy Statement, funds in trust, including any interest thereon, will not be used to pay for any excise tax liabilities with respect to any future redemptions that occur after December 31, 2022, and prior to or in connection with a Business Combination or liquidation of the Company and which result from the implementation of the Inflation Reduction Act of 2022.

Liquidity and Capital Resources

As of March 31, 2024, the Company had cash of $10,524 in its operating bank account and $6,194,997 of cash held in the Trust Account to be used for a Business Combination or to repurchase or redeem its Common Stock in connection therewith. As of March 31, 2024, approximately $79,139 of the amount on deposit in the Trust Account represented interest and dividend income from investments, which is available to pay the Company’s tax obligations. The proceeds held in the Trust Account were previously invested in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations until the 24-month anniversary of the Initial Public Offering, when, to mitigate the potential risk that we could be deemed to be an investment company under the Investment Company Act, we instructed the Trustee of the Trust Account to liquidate such investments and to hold such funds in cash or in interest-bearing demand deposit accounts at a national bank.

The Company originally had until January 19, 2023 to consummate its initial Business Combination, with an option to extend such deadline to April 19, 2023 by depositing certain funds into the Trust Account. On December 22, 2022, in the December 2022 Special Meeting of the Company’s shareholders, the Company adopted the Third Amended and Restated Certificate of Incorporation and Amended and Restated Investment Management Trust Agreement to provide for the Original Monthly Extension Options, which provide the deadline to consummate an initial Business Combination will be extended until, as further described in Note 1 of the condensed consolidated financial statements, July 19, 2023 (which is 21 months from the October 19, 2021 closing of the Initial Public Offering). On July 12, 2023, in the July Special Meeting of the Company’s shareholders, the Company adopted the Fourth Amended and Restated Certificate of Incorporation and Second Amended and Restated Investment Management Trust Agreement to provide for the July 2023 Monthly Extension Options, which provide the deadline to consummate an initial Business Combination will be extended until, as further described in Note 1 of the condensed consolidated financial statements, January 19, 2024 (which is 27 months from the October 19, 2021 closing of the Initial Public Offering). On December 18, 2023, in the December 2023 Special Meeting of the Company’s shareholders, the Company adopted the Fifth Amended and Restated Certificate of Incorporation and Third Amended and Restated Trust Agreement to provide for the Monthly Extension Options, which provide the deadline to consummate an initial Business Combination will be extended until, as further described in Note 1 of the condensed consolidated financial statements, July 19, 2024 (which is 33 months from the October 19, 2021 closing of the Initial Public Offering). Until the consummation of an initial Business

Combination, the Company is and will continue to use the funds not held in the Trust Account for identifying and evaluating prospective acquisition candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to acquire, and structuring, negotiating and consummating the initial Business Combination. The Company may need to raise additional capital through loans or additional investments from its Sponsor, shareholders, officers, directors, or third parties. The Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing.

Management has determined that the mandatory liquidation and subsequent dissolution described above, should the Company be unable to complete an initial Business Combination, raises substantial doubt about the Company’s ability to continue as a going concern.

If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time, which is considered to be one year from the issuance date of the condensed consolidated financial statements. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Note 1 — Description of Organization and Business Operations

Achari Ventures Holdings Corp. I (the “Company”) was incorporated in Delaware on January 25, 2021. The Company is a blank check company formed for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (a “Business Combination”).

The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2023, the Company had not commenced any operations. All activity through December 31, 2023 relates to the Company’s formation, its initial public offering (“Initial Public Offering”), and, subsequent to the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The registration statement for the Company’s Initial Public Offering was declared effective on October 14, 2021. On October 19, 2021, the Company consummated the Initial Public Offering of 10,000,000 units (“Units”), each of which consisted of one warrant and one share of common stock of the Company, par value $0.0001 per share (“Common Stock” and such shares held by Public Stockholders (defined below), the “Public Shares”) at $10.00 per Unit, generating gross proceeds of $100,000,000, which is discussed in Note 3. The Company has selected December 31 as its fiscal year end.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 7,133,333 warrants (“Private Placement Warrants”) at a price of $0.75 per Private Placement Warrant in a private placement to the Company’s sponsor, Achari Sponsor Holdings I LLC (the “Sponsor”), for gross proceeds of $5,350,000 which is described in Note 4.

Offering costs for the Initial Public Offering amounted to $6,101,730, consisting of $2,000,000 of underwriting fees, $3,500,000 of deferred underwriting fees payable (which are held in the Trust Account (defined below)) and $601,730 of other costs. As described in Note 6, the $3,500,000 of deferred underwriting fee payable is contingent upon the consummation of a Business Combination, as further described in the underwriting agreement entered into in connection with the Initial Public Offering.

Following the closing of the Initial Public Offering, $101,500,000 ($10.15 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement Warrants was placed in a trust account (the “Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the Trust Account, as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time of the agreement to enter into the Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance the Company will be able to successfully effect an initial Business Combination.

The Company will provide the holders of the outstanding Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.15 per Public Share, plus any pro rata interest then in the Trust Account, net of taxes payable). There will be no redemption rights with respect to the Company’s warrants.

All of the Public Shares contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with the Company’s Business Combination and in connection with certain amendments to the Company’s Fifth Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”). In accordance with Accounting Standards Codification (“ASC”) 480-10-S99, redemption provisions not solely within the control of a company require common stock subject to redemption to be classified outside of permanent equity. Given that the Public Shares were issued with other freestanding instruments (i.e., public warrants), the initial carrying value of common stock classified as temporary equity was the allocated proceeds determined in accordance with ASC 470-20. The Common Stock is subject to ASC 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either (i) accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or (ii) recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company elected to recognize the changes immediately.

Redemptions of the Company’s Public Shares may be subject to the satisfaction of conditions, including minimum cash conditions, pursuant to an agreement relating to the Company’s Business Combination. If the Company seeks stockholder approval of the Business Combination, the Company will proceed with a Business Combination if a majority of the shares voted are voted in favor of the Business Combination, or such other vote as required by law or stock exchange rule. If a stockholder vote is not required by applicable law or stock exchange listing requirements and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its Certificate of Incorporation, conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by applicable law or stock exchange listing requirements, or the Company decides to obtain stockholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each Public Stockholder may elect to redeem their Public Shares without voting, and if they do vote, irrespective of whether they vote for or against the proposed transaction.

Notwithstanding the foregoing, the Certificate of Incorporation provides that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Common Stock sold in the Initial Public Offering, without the prior consent of the Company.

The Company’s Sponsor, officers and directors (the “Initial Stockholders”) agreed not to propose an amendment to the Certificate of Incorporation that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Stockholders with the opportunity to redeem their shares of Common Stock in conjunction with any such amendment.

If the Company is unable to complete a Business Combination by July 19, 2024, 33 months from the closing of the Initial Public Offering by effecting up to six (6) one-month extensions, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay the Company’s franchise and income taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

On December 18, 2023, the Company held a special meeting in lieu of an annual meeting of the Company’s shareholders (the “Special Meeting”), the Company’s shareholders approved (i) a proposal (the “Charter Amendment Proposal”) to amend the Company’s Fourth Amended and Restated Certificate of Incorporation to revise the Company’s then existing extension option, which provided that the Company has the option of extending the period by which the Company must consummate a business combination by up to 12 months, from the original expiration date of January 19, 2023 (the “Original Expiration Date”), to January 19, 2024 (the “Second Amended Extended Date”), to instead provide that the Company will have the option to extend the period by which it must consummate a business combination by an additional six months, from the Second Amended Extended Date, or from January 19, 2024, to July 19, 2024 (the “Third Amended Extended Date”), with such extension option exercisable in six single-month increments (each such monthly extension option, a “Monthly Extension Option”), for an additional six-month aggregate total extension period if each Monthly Extension Option is exercised, and with each such Monthly Extension Option exercisable upon five calendar days’ advance notice prior to the applicable monthly deadline (such deadline for exercising each such Monthly Extension Option being the 19th calendar day of each month); (ii) a proposal (the “Redemption Limitation Amendment Proposal”) to amend the Company’s Fourth Amended and Restated Certificate of Incorporation to eliminate a limitation therein providing that the Company shall not redeem Public Shares (as defined below) to the extent that such redemption would cause the Company’s net tangible assets to be less than $5,000,001 following any such redemptions (the “Redemption Limitation”), in order to allow the Company to redeem Public Shares irrespective of whether the amount of such redemptions would breach the Redemption Limitation if the Company so chooses in its sole discretion; and (iii) a proposal (the “Trust Amendment Proposal”) to amend the Company’s Second Amended and Restated Investment Management Trust Agreement, dated July 12, 2023, by and between the Trustee and the Company (the “Second Amended and Restated Investment Management Trust Agreement”), to provide that the Second Amended Extended Date provided for in the Second Amended and Restated Investment Management Trust Agreement, upon which assets held in the Trust account established in connection with the Company’s Initial Public Offering will be liquidated if it has not consummated a business combination, may be extended, at the Company’s option, and on a monthly basis, pursuant to the exercise of Monthly Extension Option(s), up to and until the Third Amended Extended Date of July 19, 2024; provided that, in order to exercise a single Monthly Extension Option, the Company must deposit into the Trust Account the lesser of (x) $100,000 and (y) $0.04 for each share of Common Stock included in the units which were sold in the Initial Public Offering and which remain outstanding on the date of such deposit. The Company entered into the Third Amended and Restated Investment Management Trust Agreement (the “Third Amended and Restated Investment Management Trust Agreement”) on December 19, 2023 with Continental Stock Transfer & Trust Company. The Company’s Fifth Amended and Restated Certificate of Incorporation (the “Fifth Amended and Restated Certificate of Incorporation”) was deemed effective on December 19, 2023 and was promptly filed with the Delaware Secretary of State.

On March 13, 2024, the Company, notified Continental Stock Transfer & Trust Company (the “Trustee”), the trustee of the Company’s trust account (the “Trust Account”), that it was extending the time available to the Company to consummate its initial business combination, from March 19, 2024 to April 19, 2024 (the “Third

Extension”), pursuant to and in accordance with the terms of the Company’s Fifth Amended and Restated Certificate of Incorporation and the Company’s Third Amended and Restated Investment Management Trust Agreement (the “Trust Agreement”) the Company deposited $22,037.64 into the Company’s Trust Account. The Third Extension is the third of up to six (6) one-month Extensions permitted under the Company’s Fifth Amended and Restated Certificate of Incorporation and Trust Agreement.

The Initial Stockholders agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period in connection with the consummation of the Initial Public Offering. However, if the Initial Stockholders decide to acquire Public Shares in addition to their Founder Shares, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters agreed to waive their rights to its deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including the Trust Account assets) will be only $10.15 per shares held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

At the Special Meeting, holders of 87,380 shares of Common Stock of the Company exercised their right to redeem their shares for cash at an approximate price of $10.90 per share, for an aggregate payment of approximately $952,940, which was withdrawn from the Company’s Trust Account to redeem such shares.

Risks and Uncertainties

Management is continuing to evaluate the impact of the COVID-19 pandemic and the Company has concluded that while it is reasonably possible that COVID-19 could have a negative effect on identifying a target company for a Business Combination, the specific impact is not readily determinable as of the date of the financial statements. Additionally, in February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy is not determinable as of the date of these financial statements, and the specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of these uncertainties.

In order to mitigate the current uncertainty surrounding the implementation of the Inflation Reduction Act of 2022, the Company has decided that in the event that the Proposals are approved and implemented as described in the Definitive Proxy Statement, funds in trust, including any interest thereon, will not be used to pay for any excise tax liabilities with respect to any future redemptions that occur after December 31, 2022, and prior to or in connection with a Business Combination or liquidation of the Company and which result from the implementation of the Inflation Reduction Act of 2022.

Liquidity and Capital Resources

As of December 31, 2023, the Company had cash of $48,395 in its operating bank account and $6,049,745 of cash held in the Trust Account to be used for a Business Combination or to repurchase or redeem its Common Stock in connection therewith. As of December 31, 2023, approximately $429,125 of the amount on deposit in the Trust Account represented interest and dividend income from investments, which is available to pay the Company’s tax obligations.

The Company has until July 19, 2024 (which is 33 months from the October 19, 2021 closing of the Company’s Initial Public Offering). Until the consummation of a Business Combination, the Company is and will continue to use the funds not held in the Trust Account for identifying and evaluating prospective acquisition candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to acquire, and structuring, negotiating and consummating the Business Combination. The Company may need to raise additional capital through loans or additional investments from its Sponsor, shareholders, officers, directors, or third parties. The Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing.

Management has determined that the mandatory liquidation, should a business combination not occur, and potential subsequent dissolution and liquidity condition described in Note 1 of the financial statements, raises substantial doubt about the Company’s ability to continue as a going concern. As described in Note 6, the $3,500,000 of deferred underwriting fee payable is contingent upon the consummation of a Business Combination subject to the terms of the underwriting agreement. It is uncertain that the Company will be able to consummate a Business Combination by the specified period.

If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time, which is considered to be one year from the issuance date of the financial statements. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.